Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2021

SLM-QTLY-0721
1.800340.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 90.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae 0.625% 4/22/25	375	376
Federal Farm Credit Bank 0.375% 4/8/22	7,900	7,922
		8,298
U.S. Treasury Obligations - 85.3%
U.S. Treasury Bonds 2.375% 5/15/51	1,085	1,106
U.S. Treasury Notes:
0.125% 5/31/22	$10,504	$10,509
0.125% 6/30/22	9,301	9,304
0.125% 7/31/22	5,300	5,303
0.125% 10/31/22	9,700	9,703
0.25% 7/31/25	23,839	23,489
0.25% 9/30/25	1,660	1,632
0.25% 10/31/25	3,300	3,239
0.375% 3/31/22	32,500	32,583
0.375% 4/30/25	2,186	2,171
0.375% 12/31/25	4,210	4,145
1.125% 2/15/31 (a)	5,911	5,659
1.25% 4/30/28	37,700	37,688
1.25% 5/31/28	35,635	35,613
1.5% 9/30/21	22,887	22,998
1.5% 9/30/24	4,297	4,454
1.5% 1/31/27	5,049	5,197
1.625% 11/15/22	3,209	3,279
1.625% 9/30/26	1,868	1,939
1.625% 5/15/31	23,443	23,487
1.75% 6/30/22 (b)	24	24
1.75% 7/31/24	220	230
1.875% 7/31/22	16,612	16,958
2% 8/15/25 (b)(c)	39,301	41,568
2.125% 6/30/22	327	334
2.125% 3/31/24	9,848	10,362
2.125% 7/31/24 (b)	5,667	5,982
2.125% 5/15/25 (b)(c)	593	629
2.25% 4/30/24	1,993	2,106
2.25% 12/31/24	5,707	6,071
2.25% 3/31/26	3,325	3,559
2.5% 1/15/22	5,647	5,733
2.5% 1/31/24	1,900	2,014
2.5% 2/28/26	9,441	10,211
2.625% 6/30/23	11,432	12,018
2.625% 12/31/23	13,887	14,741
2.75% 6/30/25 (b)	2,770	3,013
2.875% 11/30/25	8,513	9,336
3.125% 11/15/28	10,010	11,282
		399,669
Other Government Related - 2.9%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,010
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,705
		13,715
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $412,011)		421,682

U.S. Government Agency - Mortgage Securities - 6.4%
Ginnie Mae - 6.4%
3% 6/1/51 (d)	1,600	1,669
3% 6/1/51 (d)	1,200	1,252
3% 6/1/51 (d)	1,950	2,034
3% 7/1/51 (d)	1,850	1,930
3% 7/1/51 (d)	1,875	1,956
3% 7/1/51 (d)	1,525	1,591
3% 7/1/51 (d)	1,150	1,199
3% 7/1/51 (d)	3,600	3,755
3.5% 6/1/51 (d)	6,750	7,100
3.5% 6/1/51 (d)	6,750	7,100
3.5% 7/1/51 (d)	550	579
		30,165
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,185)		30,165

Commercial Mortgage Securities - 2.7%
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31(e)(f)	2,600	2,602
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31(e)(f)	2,200	2,202
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (e)(f)	2,000	2,001
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31(e)(f)	3,500	3,502
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31(e)(f)	2,100	2,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,400)		12,408

Foreign Government and Government Agency Obligations - 3.2%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,106
5.5% 4/26/24	1,100	1,262
Ukraine Government 1.471% 9/29/21	1,400	1,405
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,641)		14,773
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Mortgage Backed Securities Central Fund (g)
(Cost $2)	21	2

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.03% (h)	1,071,132	1,071
Fidelity Securities Lending Cash Central Fund 0.03% (h)(i)	5,502,150	5,503
TOTAL MONEY MARKET FUNDS
(Cost $6,574)		6,574

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	$123
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	171

TOTAL PUT OPTIONS			294

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	37
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	76

TOTAL CALL OPTIONS			113

TOTAL PURCHASED SWAPTIONS
(Cost $404)			407
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $475,217)			486,011
NET OTHER ASSETS (LIABILITIES) - (3.8)%			(17,677)
NET ASSETS - 100%			$468,334

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 6/1/51	$(1,150)	$(1,200)
3% 6/1/51	(3,600)	(3,756)
3% 7/1/51	(5,000)	(5,215)
3% 7/1/51	(5,000)	(5,215)
3.5% 6/1/51	(550)	(579)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(15,962))		$(15,965)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	8,000	$(223)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,200	(69)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700	(78)

TOTAL PUT SWAPTIONS			(370)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	8,000	(313)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,200	(16)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700	(12)

TOTAL CALL SWAPTIONS			(341)

TOTAL WRITTEN SWAPTIONS			$(711)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	194	Sept. 2021	$25,596	$70	$70
CBOT 2-Year U.S. Treasury Note Contracts (United States)	132	Sept. 2021	29,137	11	11
TOTAL FUTURES CONTRACTS					$81

The notional amount of futures purchased as a percentage of Net Assets is 11.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	0.25%	Semi - annual	LCH	Sep. 2023	$18	$0	$0	$0
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Sep. 2026	23	0	0	0
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	1,255	4	0	4
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	120	0	0	0
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	189	(2)	0	(2)

TOTAL INTEREST RATE SWAPS							$2	$0	$2

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $361,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $55,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Mortgage Backed Securities Central Fund	485
Fidelity Securities Lending Cash Central Fund	20
Total	$515

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$23,258	$17,734	$40,546	$(427)	$(17)	$2	0.0%
Total	$23,258	$17,734	$40,546	$(427)	$(17)	$2

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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